Equity - Reserves and Retained Earnings (Tables)	12 Months Ended
Jun. 30, 2023
Statement [LineItems]
Summary of Equity Reserves and Retained Earnings

	Consolidated
	June 30, 2023	June 30, 2022
	A$	A$
(a) Reserves
Options issued reserve	19,116,205	19,116,205
Conversion feature of convertible note reserve	2,589,486	5,178,972
Foreign currency translation reserve	3,844,507	252,005
Share-based payment reserve	4,577,520	4,457,636

	30,127,718	29,004,818

Movement in options issued reserve were as follows:
Opening balance and closing balance	19,116,205	19,116,205

Movements in conversion feature of convertible note reserve:
Opening balance	5,178,972	10,357,944
Transfer to accumulated losses on conversion of Convertible Notes	(2,006,280)	(4,012,560)
Transfer to contributed equity on conversion of Convertible Notes	(583,206)	(1,166,412)

Ending balance	2,589,486	5,178,972

Movement in foreign currency translation reserve were as follows:
Opening balance	252,005	1,174,332
Currency translation differences arising during the year	3,592,502	(922,327)

Ending balance	3,844,507	252,005

Movement in share-based payment reserve were as follows:
Opening balance	4,457,636	3,843,045
Option and Performance rights expensed during the year	2,001,572	1,486,841
Exercise of vested performance rights transferred to contributed equity	(1,881,688)	(872,250)

Ending balance	4,577,520	4,457,636

(b) Accumulated losses
Movement in accumulated losses were as follows:
Opening balance	(302,335,209)	(274,642,220)
Net loss for the year	(39,896,348)	(32,210,826)
Conversion of Convertible Notes*	2,301,025	4,517,837
Exercise of warrants	—	—

Ending Balance	(339,930,532)	(302,335,209)

*
The conversion of convertible notes to accumulated losses amounted to $2,301,025 (FY2022: 4,517,837). This amount is comprised of: $2,006,280 (FY2022: $4,012,560 ) related to the fair value feature of the converted convertible notes and $294,745 (FY2022: $505,277 ) related to the unwinding of the discount (fair value adjustment).